Significant Accounting Judgments, Estimates, and Assumptions	12 Months Ended
Dec. 31, 2018
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Significant Accounting Judgments, Estimates, and Assumptions

5. Significant Accounting Judgments, Estimates, and Assumptions

Preparation of the Company’s consolidated financial statements requires management to make judgments, estimates, and assumptions that affect the reported amounts of revenues, expenses, assets, and liabilities, as well as the disclosure of contingent liabilities at the end of the reporting year. However, uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods.

Discussed below are the key management judgments and assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

a) Revenue recognition

The Company accounts for its revenue from fixed-fee and variable-fee-with-ceiling contracts using the percentage of completion method, which requires estimates to be made for contract costs and revenues.

Contract costs include direct labor and direct costs for subconsultants, and other expenditures that are recoverable directly from clients. Progress on jobs is regularly reviewed by management and estimated costs to complete are revised based on the information available at the end of each reporting period. Contract cost estimates are based on various assumptions that can result in a change to contract profitability from one financial reporting period to another. Assumptions are made about labor productivity, the complexity of the work to be performed, the performance of subconsultants, and the accuracy of original bid estimates. Estimating total costs is subjective and requires management’s best judgments based on the information available at that time.

On an ongoing basis, estimated revenue is updated to reflect the amount of consideration the Company expects to be entitled to in exchange for providing goods and services. Revenue estimates are affected by various uncertainties that depend on the outcome of future events, including change orders, claims, variable consideration, and contract provisions for performance-based incentives or penalties.

Change orders are included in estimated revenue when management believes the Company has an enforceable right to the change order, the amount can be estimated reliably, and realization is highly probable. Claims against other parties, including subconsultants, are recognized as a reduction in costs using the same criteria. To evaluate these criteria, management considers the contractual or legal basis for the change order, the cause of any additional costs incurred, and the history of favorable negotiations for similar amounts. As change orders are not recognized until highly probable, it is possible for the Company to have substantial contract costs recognized in one accounting period and associated revenue or reductions in cost recognized in a later period.

The Company’s contracts may include variable consideration such as revenue based on costs incurred and performance-based incentives or penalties. Variable consideration is estimated by determining the most likely amount the Company expects to be entitled to, unless the contract includes a range of possible outcomes for performance-based amounts. In that case, the expected value is determined using a probability weighting of the range of possible outcomes. Variable consideration, including change orders approved as to scope but unapproved as to price, is included in estimated revenue to the extent it is highly probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. Estimates of variable consideration are based on historical experience, anticipated performance, and management’s best judgment based on the information available at the time.

Consideration in contracts with multiple performance obligations is allocated to the separate performance obligations based on estimates of stand-alone selling prices. The primary method used to estimate the stand-alone selling price is expected cost plus an appropriate margin. To determine the appropriate margin, management considers margins for comparable services under similar contracts in similar markets.

Deferred contract costs are amortized over the period of expected benefit, which may include anticipated contracts. Estimating the costs to be deferred and the period of expected benefit is subjective and requires the use of management’s best judgments based on information available at that time.

Changes in estimates are reflected in the period in which the circumstances that gave rise to the change became known and affect the Company’s revenue, unbilled receivables, contract assets, and deferred revenue.

b) Provision for self-insured liabilities

The Company self-insures certain risks, including professional liability, automobile liability, and employment practices liability. The accrual for self-insured liabilities includes estimates of the costs of reported claims and is based on estimates of loss using management’s assumptions, including consideration of actuarial projections. These estimates of loss are derived from loss history that is then subjected to actuarial techniques to determine the proposed liability. Estimates of loss may vary from those used in the actuarial projections and result in a larger loss than estimated. An increase in loss is recognized in the period that the loss is determined and increases the Company’s self-insured liabilities and reported expenses.

c) Share-based payment transactions

The Company measures the cost of share-based payment transactions by reference to the fair value of the equity instruments at the grant date. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which depends on the terms and conditions of the grant. The Company has chosen the Black-Scholes option-pricing model for equity-settled and cash-settled share-based payment transactions. Estimating fair value also requires determining the most appropriate inputs to the valuation model—including volatility in the price of the Company’s shares, a risk-free interest rate, and the expected hold period to exercise—and making assumptions about them. Changes to estimates are recorded in the period they are made and affect the Company’s administrative and marketing expenses, contributed surplus, and other liabilities.

d) Business combinations

In a business combination, the Company may acquire certain assets and assume certain liabilities of an acquired entity. The estimate of fair values for these transactions involves judgment to determine the fair values assigned to the tangible and intangible assets (i.e., backlog, client relationships, trademarks, software, and favorable and unfavorable leases) acquired and the liabilities assumed on the acquisition. Determining fair values involves a variety of assumptions, including revenue growth rates, client retention rates, expected operating income, and discount rates.

From time to time, as a result of the timing of acquisitions in relation to the Company’s reporting schedule, certain estimates of fair values of assets and liabilities acquired may not be finalized at the initial time of reporting. These estimates are completed after the vendors’ final financial statements have been prepared and accepted by the Company, after detailed project portfolio reviews are performed, and when the valuations of intangible assets and other assets and liabilities acquired are finalized. Preliminary fair values are based on management’s best estimates of the acquired identifiable assets and liabilities at the acquisition date. During a measurement period not to exceed one year, adjustments to the initial estimates may be required to finalize the fair value of assets acquired and liabilities assumed. The Company will revise comparative information if these measurement period adjustments are material. After the measurement period, a revision to fair value may impact the Company’s net income.

e) Impairment of goodwill

Impairment exists when the carrying amount of an asset or CGU or group of CGUs exceeds its recoverable amount, which is the higher of its fair value less costs of disposal or its value in use. Fair value less costs of disposal is based on available data from binding sales transactions in an arms-length transaction of similar assets or observable market prices less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow model. The cash flows are derived from budgets over an appropriate number of years and do not include restructuring activities that the Company is not yet committed to or significant future investments that will enhance the asset’s performance of the CGU or group of CGUs being tested. To arrive at the estimated recoverable amount, the Company uses estimates of economic and market information, including arms-length transactions for similar assets, growth rates in revenues, estimates of future expected changes in operating margins, cash expenditures, and estimates of capital expenditures.

f) Employee benefit plans

The cost of the defined benefit pension plans and the present value of the pension obligations are determined separately for each plan using actuarial valuations. An actuarial valuation involves making various assumptions that may differ from actual future developments. These include determining the discount rate, mortality rates, future salary increases, inflation, and future pension increases. Due to the complexities involved in the valuation and its long-term nature, the defined benefit obligation and cost are highly sensitive to changes in these assumptions, particularly to the discount and mortality rates (although a portion of the pension plans has protection against improving mortality rates by utilizing guaranteed annuity rate contracts with an insurance company). All assumptions are reviewed annually.

In determining the appropriate discount rate, management considers the interest rates of corporate bonds in currencies consistent with the currencies of the post-employment obligation and that have an ‘AA’ rating or above, as set by an internationally acknowledged rating agency, and extrapolated as needed along the yield curve to correspond with the expected term of the benefit obligation.

The mortality rate is based on publicly available information in the actuarial profession’s publications plus any special geographical or occupational features of each plan’s membership. Mortality tables tend to change only at intervals in response to demographic changes. Future salary increases reflect the current estimate of management. Pension increases are calculated based on the terms of the individual plans and estimated future inflation rates.

g) Fair value of financial instruments

When the fair value of financial assets and financial liabilities recorded in the consolidated statements of financial position cannot be derived from active markets, it is determined using valuation techniques, including the discounted cash flow model. The inputs to these models are taken from observable markets if possible; otherwise a degree of judgment is required including considering inputs such as liquidity risk, credit risk, and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments and reported expenses and income.

h) Taxes

Uncertainties exist with respect to the interpretation of complex tax regulations and the amount and timing of deferred taxable income. The Company’s income tax assets and liabilities are based on interpretations of income tax legislation across various jurisdictions, primarily in Canada, United States, and the United Kingdom. The Company’s effective tax rate can change from year to year based on the mix of income among jurisdictions, changes in tax laws in these jurisdictions, and changes in the estimated value of deferred tax assets and liabilities. The Company’s income tax expense reflects an estimate of the taxes it expects to pay for the current year, as well as a provision for changes arising in the values of deferred tax assets and liabilities during the year. The tax value of these assets and liabilities is impacted by factors such as accounting estimates inherent in these balances, management’s expectations about future operating results, previous tax audits, and differing interpretations of tax regulations by the taxable entity and the responsible tax authorities. Differences in interpretation may arise for a wide variety of issues, depending on the conditions prevailing in the respective legal entity’s domicile. Management regularly assesses the likelihood of recovering value from deferred tax assets, such as loss carryforwards, as well as from deferred tax depreciation of capital assets, and adjusts the tax provision accordingly.

Deferred tax assets are recognized for all unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized based on the likely timing and the level of future taxable profits, together with future tax-planning strategies. If estimates change, the Company may be required to recognize an adjustment to its deferred income tax asset or liability and income tax expense.